Related Party Transactions - Additional Information (Detail)							12 Months Ended
	Dec. 15, 2022 EUR (€) shares	Nov. 21, 2022	Dec. 15, 2021 EUR (€) shares	Jun. 03, 2021 shares	Dec. 11, 2020 EUR (€) shares	May 15, 2020 shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)
Disclosure of transactions between related parties [Line Items]
Shares held in the entity							36,760	36,760
Shares held in the entity that do not exceed the total of outstanding share capital, percentage							1.00%
Key Management [Member]
Disclosure of transactions between related parties [Line Items]
Total remuneration | €							€ 27,700,000	€ 27,500,000	€ 24,800,000
severance payment [Member] | Key Management [Member]
Disclosure of transactions between related parties [Line Items]
Total remuneration | €								€ 2,200,000
Vereniging Aegon [member] | Strategic Sale [Member] | Netherlands [member] | ASR [Member]
Disclosure of transactions between related parties [Line Items]
Discontinued operations percentage of stake in a company receivable		29.99%
Vereniging Aegon [member] | Common shares B [member]
Disclosure of transactions between related parties [Line Items]
Number of shares repurchased	43,817,400		22,643,360	1,983,360	2,955,600	2,154,000
Proportion of value weight average price of common shares of 5 trading days	0.025%		0.025%	0.025%	0.025%	0.025%
Number of shares repurchased, value | €	€ 5,113,578.21		€ 2,285,621		€ 228,911.22
Number of trading days	5 days		5 days		5 days
Proportion of voting rights held by related party	32.60%		32.60%		32.60%
Number of votes per common share		0.025
Mr Friese [Member]
Disclosure of transactions between related parties [Line Items]
Shares held in the entity							72,081	56,554
Mr Rider [member]
Disclosure of transactions between related parties [Line Items]
Shares held in the entity							120,962	103,699